Leases-Lessee (Schedule of Future Minimum Lease Payments) (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Leases-Lessee [Abstract]
2016	¥ 1,147
2017	945
2018	856
2019	719
2020	635
Thereafter	1,552
Total minimum lease payments	5,854
Less sublease income to be received in the future under noncancelable subleases	382
Net minimum lease payments	¥ 5,472